Expense Example - Defiance Daily Target 2X Short RKT ETF [Member]	Jan. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	$ 415